UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of  INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)
November 30, 2008

DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 160.7%
Education Revenue — 15.5%
Higher Education Facilities, Augsburg College,
5.00%, 5/1/23, Series 6C	$500,000	$406,925
5.00%, 5/1/28, Series 6-J1	1,800,000	1,362,960
Higher Education Facilities, Bethel University, Series 6-R, 5.50%, 5/1/27	1,000,000	734,220
Higher Education Facilities, College of Art & Design, 5.00%, 5/1/26	1,000,000	780,150
Higher Education Facilities, St. Benedict College, Series 5,
4.00%, 3/1/15	1,000,000	942,810
4.13%, 3/1/16	1,300,000	1,206,855
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	500,000	314,115
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School,
5.00%, 10/1/24	500,000	449,295
5.50%, 10/1/24 (Prerefunded 10/1/09 @ 100) ¯	1,000,000	1,036,140
		7,233,470
General Obligations — 25.4%
Burnsville Independent School District Number 191, Series A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,549,440
City of Duluth, Series A, 5.00%, 2/1/34	2,000,000	1,838,900
Delano Independent School District Number 879, Series A (FSA) (MSDCEP) (Crossover Refunded 2/1/11 @ 100), 5.88%, 2/1/25 z	1,000,000	1,070,090
Duluth Independent School District Number 709, Series A (FSA) (MSDCEP), 4.25%, 2/1/23	1,000,000	901,670
Hennepin County, Series A, 5.00%, 12/1/14	1,500,000	1,651,515
Minnesota State,
5.00%, 8/1/13	500,000	544,665
5.00%, 6/1/18, Series A	1,000,000	1,075,740
Minnesota State Taxable, 5.00%, 8/1/10	1,000,000	1,012,270
Puerto Rico Commonwealth, Series A, 5.00%, 7/1/28	1,500,000	1,168,005
Sauk Rapids Independent School District Number 47, Series A (MBIA) (MSDCEP) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 z	1,000,000	1,067,470
		11,879,765
Healthcare Revenue — 51.3%
Agriculture & Economic Development, Essentia Healthcare, Series E (AGTY), 5.00%, 2/15/37	3,750,000	3,270,037
Agriculture & Economic Development, Health Care System, Fairview Hospital (MBIA), 5.75%, 11/15/26	35,000	30,436
Colorado Health Facilities Authority, Volunteers of America Care, 5.20%, 7/1/22	750,000	488,340
Columbia Heights Multifamily & Health Care Facilities Revenue, Crest View Project, 5.70%, 7/1/42	1,000,000	655,950
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	654,430
5.50%, 6/1/35	1,000,000	678,210
Duluth Health Care Facility, Benedictine Health System-St. Mary’s Hospital (Prerefunded 2/15/14 @ 100), 5.25%, 2/15/33 ¯	1,500,000	1,652,955
Glencoe Health Care Facilities, Glencoe Regional Health Services,
5.00%, 4/1/31	1,100,000	762,355
7.50%, 4/1/31 (Prerefunded 4/1/11 @ 101) ¯	650,000	731,803
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	680,000	547,148
Illinois Finance Authority, Franciscan Communities, 5.50%, 5/15/37	675,000	429,617
Illinois Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	361,945
Inver Grove Heights Nursing, Presbyterian Home Care, 5.38%, 10/1/26	800,000	585,824
Maple Grove Health Care Facilities Revenue, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	1,475,120
Maple Grove Health Care Systems Revenue, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	874,890
Marshall Health Care Facility, Weiner Medical Center Project, Series A, 6.00%, 11/1/28	750,000	640,718
Minneapolis Health Care Systems Revenue, Fairview Health Services, Series A, 6.63%, 11/15/28	1,750,000	1,679,020
Monticello, Big Lake Community Hospital District, Series C, 6.20%, 12/1/22	1,000,000	802,000
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	700,000	453,978
Pine City Health Care & Housing Revenue, North Branch (GNMA), 4.80%, 10/20/26	1,000,000	859,930

MINNESOTA MUNICIPAL INCOME PORTFOLIO     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	VALUE ¶

Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.25%, 9/1/34	$1,000,000	$701,700
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, Series B (Prerefunded 7/1/14 @ 100), 5.25%, 7/1/30 ¯	1,250,000	1,393,075
St. Paul Housing & Redevelopment Authority Health Care Revenue, Allina Health, Series A (MBIA), 5.00%, 11/15/19	1,500,000	1,358,835
St. Paul Housing & Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	550,000	405,581
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	991,098	647,266
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Sholom East Project, Series A, 5.25%, 10/1/42	650,000	394,862
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25	100,000	74,484
5.88%, 5/1/30	500,000	363,790
6.00%, 5/1/30	900,000	665,667
Winona Health Care Facilities, Winona Health Obligated Group, Series A, 6.00%, 7/1/34	500,000	400,855
		24,040,821
Housing Revenue — 27.2%
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments, Series A, 6.25%, 5/1/18	500,000	458,580
Cottage Grove Senior Housing Revenue, Cottage Grove Project, 5.00%, 12/1/31	475,000	297,835
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	905,760
Minneapolis Housing Revenue, Keeler Apartments Project, Series A, 5.00%, 10/1/37	750,000	474,630
Minneapolis Multifamily Housing Revenue, Vantage Flats Project (AMT) (GNMA), 5.20%, 10/20/48	1,000,000	750,000
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue, Mortgage-Backed City Living (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	1,704,544	1,267,686
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	2,750,000	2,107,160
5.65%, 7/1/33, Series B	1,500,000	1,273,155
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	515,936
Pine County Housing & Redevelopment Authority, Series A, 5.00%, 2/1/31	1,000,000	834,230
Prior Lake Senior Housing Revenue, Shepard's Path Senior Housing, Series B, 5.70%, 8/1/36	500,000	342,700
Rochester Multifamily Housing, Weatherstone Apartments, Series A (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	2,841,636
Southeastern Housing & Redevelopment Authority, Goodhue County Apartments (Prerefunded 1/1/10 @ 100), 6.63%, 1/1/24 ¯	345,000	361,905
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	500,000	324,180
		12,755,393
Industry Development Revenue — 2.1%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	1,000,000	997,300
Leasing Revenue — 3.3%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center
(Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	100,000	107,396
5.13%, 2/1/24 z	150,000	161,094
Puerto Rico Public Buildings Authority, Series M (COMGTY), 6.25%, 7/1/31	1,000,000	915,420
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	400,000	350,836
		1,534,746
Miscellaneous Revenue — 3.5%
Minneapolis Revenue, University Gateway Project, 4.50%, 12/1/31	2,000,000	1,652,580
Recreation Authority Revenue — 2.5%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	490,000	419,122
St. Paul Recreational Facilities, Highland National Project, 5.00%, 10/1/25	750,000	729,975
		1,149,097
Tax Revenue — 6.3%
Minneapolis Development Revenue, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17	580,000	570,163
4.88%, 12/1/18	610,000	590,614
5.13%, 6/1/22	500,000	402,780
Minneapolis Tax Increment Revenue, Grant Park Project, 5.35%, 2/1/30	1,000,000	660,630

MINNESOTA MUNICIPAL INCOME PORTFOLIO     2008 Quarterly Report

Schedule of  INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR/ SHARES	VALUE ¶

Minneapolis Tax Increment Revenue, St. Anthony Falls Project,
5.65%, 2/1/27	$450,000	$340,754
5.75%, 2/1/27	500,000	383,280
		2,948,221
Transportation Revenue — 1.8%
Minneapolis-St. Paul Metropolitan Airport Commission, Series B (AMT) (FGIC), 5.25%, 1/1/21	1,000,000	852,170
Utility Revenue — 21.8%
Northern Municipal Power Agency, Series A (AGTY),
5.00%, 1/1/20	750,000	747,442
5.00%, 1/1/21	1,000,000	982,170
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA),
5.01%, 1/1/19 °	10,000,000	6,105,100
5.56%, 1/1/23 °	2,000,000	932,340
5.63%, 1/1/24 °	3,300,000	1,444,476
		10,211,528
	Total Municipal Long-Term Investments (Cost: $86,683,100)	75,255,091
Short-Term Investment — 3.3%
Federated Minnesota Municipal Cash Trust (Cost: $1,555,085)	1,555,085	1,555,085
	Total Investments ▲ — 164.0% (Cost: $88,238,185)	76,810,176
	Preferred Shares at Liquidation Value — (66.4)%	(31,100,000)
	Other Assets and Liabilities, Net — 2.4%	1,112,775
	Total Net Assets — 100.0%	$46,822,951

¶
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of November 30, 2008, the fund held no fair valued securities.

Schedule of  INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio (MXA)

¯	Prerefunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
z
Crossover Refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest.  These bonds mature at the call date and price indicated.

°	For zero-coupon investments, the interest rate shown is the effective yield as of November 30, 2008.
▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $88,238,185. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$873,349
	Gross unrealized depreciation	(12,301,358)
	Net unrealized depreciation	$(11,428,009)

	AGTY - Assured Guaranty
	AMT - Alternative Minimum Tax. As of November 30, 2008, the aggregate market value of securities subject to the AMT is $11,561,124, which represents
	24.7% of net assets applicable to common shares.
	COMGTY - Commonwealth Guaranty
	FGIC - Financial Guaranty Insurance Corporation
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	FSA - Financial Security Assurance
	GNMA - Government National Mortgage Association
	MBIA - Municipal Bond Insurance Association
	MSDCEP - Minnesota School District Credit Enhancement Program

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks, open and closed end funds.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

As of November 30, 2008, the fund’s investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$1,555,085
Level 2 - Other significant observable inputs	75,255,091
Level 3 - Significant unobservable inputs	—
Total	$76,810,176

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

MINNESOTA MUNICIPAL INCOME PORTFOLIO     2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009